Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

February 14, 2019

Securities Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Eaton Vance Senior Floating-Rate Trust (the "Trust")

Registration Statement on Form N-2 (File Numbers 333- ; 811-21411)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the Trust is a registration statement on Form N-2 relating to the Trust’s issuance pursuant to Rule 415(a)(5) of common shares of beneficial interest, par value $0.01 per share (the “Shelf Registration Statement”).

The Trust is a closed-end management investment company that has previously made offerings of common shares of beneficial interest and auction preferred shares.  The Shelf Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Trust for a delayed offering. The registration fee for purposes of the initial filing is $0.00. The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The disclosure in the Shelf Registration Statement regarding the Trust and its operations is substantially similar to that contained in a registration statement on Form N-2 relating to the Trust’s shelf registration of common shares of beneficial interest that was reviewed by the SEC Staff and declared effective on February 18, 2016 and as updated to make nonmaterial changes under Rule 486(b) pursuant to no-action relief granted to the Trust, most recently on February 14, 2019 (“Prior Shelf Registration Statement”) (Accession No. 0000940394-19-000267). As noted, the Shelf Registration Statement is substantially similar to the Prior Shelf Registration Statement, with nonmaterial changes including enhancements to existing disclosures and updates to data as of a more recent date. The Shelf Registration Statement has been marked to show changes from the Prior Shelf Registration Statement (Accession No. 0000940394-19-000267).

Based on the foregoing, the Trust requests that the Staff, in reviewing the prospectus and SAI included in the Shelf Registration Statement, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) and seeks comments, if any, on the Shelf Registration Statement as soon as possible. The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Shelf Registration Statement.

 If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655 or fax (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President